Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
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Cash and Cash Equivalents

Note 5 – Cash and Cash Equivalents

a)	Detail of cash and cash equivalents

The detail of balances included under cash and cash equivalents is as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Cash and deposits in banks
Cash	275,172	294,474
Deposits in the Central Bank of Chile	1,284,810	1,173,548
Deposits in local banks	20,744	12,942
Deposits in foreign banks	1,478,026	1,992,428
Subtotals cash and deposits in banks	3,058,752	3,473,392
Cash items in process of collection, net (1)	38,037	14,138
Highly liquid financial instruments (2)	1,927,284	1,347,463
Investments under resale agreements (3)	162,774	539,227
Totals cash and cash equivalents	5,186,847	5,374,220
(1)	Refer to letter b. “Cash in process of collection and in process of being cleared” below.
(2)

Highly liquid financial instruments: Corresponds to financial instruments at fair value through profit and loss (see note 6) and financial instrument at fair value through other comprehensive income (see note 11) with maturities that do not exceed three months from the acquisition date.

(3)

Investments under resale agreements: Corresponds to resale agreements with maturities that do not exceed three months from the acquisition date, which are presented under the item “Investments under resale agreements” in the Consolidated Statement of Financial Position.

b)	Cash in the process of collection and in process of being cleared

Cash items in process of collection and in process of being cleared represent domestic transactions, which have not been processed through the central domestic clearinghouse, or international transactions that may be delayed in settlement due to timing differences. The detail of these balances is as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Assets
Documents held by other banks (documents to be cleared)	35,733	40,302
Funds receivable	459,261	398,194
Subtotals assets	494,994	438,496
Liabilities
Funds payable	456,957	424,358
Subtotals liabilities	456,957	424,358
Cash items in process of collection, net	38,037	14,138

Note 5 – Cash and Cash Equivalents, continued

c)	Other operating cash flows

Based on the nature of its activities, the Bank considers that its funding has a direct relationship with its loan and investing portfolio; for such purpose all those activities are taken into consideration to determine, approve and monitor the financial strategies that guide the Bank with respect to the composition of its assets and liabilities, cash inflows and outflows and transactions with financial instruments.

Finally, the Bank, based on its overall business strategy, considers that gains and losses derived from these transactions are part of the main revenue generating activities and core business, and that the presentation of the cash flows from those items under operating activities consequently shows consistency between our Consolidated Statement of Income (Loss) and our Consolidated Statement of Cash Flows.

Examples of cash flows from operating activities are:

i.

Investments under resale agreements and obligations under repurchase agreements. These items represent the cash flows (collections and payments) corresponding to the purchase and sale of obligations and securities lending associated with financial intermediation activities (see Note 7).

ii.	Investments portfolio. This item represents the cash flows (collections and payments) of our trading and investment portfolios (see Notes 6 and 11).
iii.

Foreign borrowings and repayment of foreign borrowings. These items represent the cash flows (collections and payments) of obligations with foreign banks (see Note 19) for the financing of foreign trade loans, which are included as part of the following items: “Loans and receivables from banks” (see Note 9) and “Loans and receivables from customers” (see Note 10).

iv.

Increase and repayment of other borrowings. These items represent the cash flows (collections and payments) arising from the obligations corresponding to financing or operations specific to the business (see Note 20).